Convertible Loans	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Convertible Loans

23. Convertible loans

Activity during the year ended August 31, 2020:

During the year ended August 31, 2020, the Company received loans in the amount of $6,946,787 (US$5,123,493) with a one year term with a right to extend by 1 additional year by mutual consent, carrying an 8% interest rate payable quarterly. The convertible loans may be repaid in cash or common shares of the Company at the option of the lender.  The convertible loan may be converted into common shares of the Company at the sole discretion of the lender at an exercise price of US$0.3417 - US$0.598 per share.  Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of US$0.3417 - US$0.598 per share.

The Company recorded the equity portion of the conversion component in equity which amounted to $792,450.

In connection with the convertible loans, the Company paid a finder’s fee via the issuance of an aggregate of 1,025,762 common shares with a value of $642,095.

During the year ended August 31, 2020, the Company settled $7,889,535 (US$5,095,662) of principal amount of outstanding loans through the issuance of 14,427,112 shares. The Company also repaid $283,393 (USD$200,000) in cash.

Activity during the year ended August 31, 2019:

During the year ended August 31, 2019, the Company received loans in the amount of $1,596,401 (US$1,230,799) with a one year term with a right to extend by 1 additional year by mutual consent, carrying an 8% interest rate payable quarterly. The convertible loans may be repaid in cash or common shares of the Company at the option of the lender.  The convertible loan may be converted into common shares of the Company at the sole discretion of the lender at an exercise price of US$0.27 - US$0.34 per share.  Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of US$0.27 - US$0.34 per share.

During the year ended August 31, 2019, the Company settled $2,614,343 (US$2,028,768) of principal amount of outstanding loans through the issuance of 7,387,818 shares.

In connection with the gold loans described in note 21 and the convertible loans, the Company paid a finder’s fee via the issuance of an aggregate of 686,446 common shares with a value of $581,181.  The finders fee was allocated proportionally between the gold loans and convertible loans, the portion allocated to the convertible loans amounted to $494,000.

The balance of the convertible loans is as follows:

	August 31, 2020	August 31, 2019
Balance at beginning of year	$ 1,929,244	$ 2,875,420
Proceeds from convertible loans	6,946,787	1,596,401
Conversion of convertible loan to shares	(7,889,535)	(2,614,343)
Repayment in cash	(283,393)	-
Less: conversion component of convertible loans	(792,450)	(141,000)
Less: finders fee	(642,095)	(494,000)
Interest accrued	398,208	229,854
Issuance of shares for interest payment	(398,208)	(206,962)
Interest accretion	689,664	720,250
Foreign exchange	41,778	(36,376)
Balance at end of year	$ -	$ 1,929,244

Interest accretion expense related to these loans during the year ended August 31, 2020 totaled $689,664 (2019 - $720,250, 2018 - $549,069).